Leases - Summary of Amounts Recognized in Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Depreciation expense of Right of Use assets	€ 6,892	€ 6,247	€ 6,325
Interest expense on lease liabilities	759	581	573
Expense relating to short-term leases	1,392	2,118	1,673
Expense relating to leases of low-value assets	5,172	4,749	3,968
Total amount recognized in profit or loss	€ 14,215	€ 13,695	€ 12,539